Taxes (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	R$ 61,668	R$ 59,259
Realization / reversal	(17,527)	(20,331)
Increase	26,065	22,740
Ending balance, deferred tax assets	70,206	61,668
Beginning balance, deferred tax liabilities	8,537	7,970
Realization / reversal	(2,515)	(2,631)
Increase	5,928	3,198
Ending balance, deferred tax liabilities	11,950	8,537
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	108	342
Realization / reversal		(234)
Increase	284
Ending balance, deferred tax assets	392	108
Reflected In Income [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	58,714	55,806
Realization / reversal	(17,283)	(19,135)
Increase	23,205	22,043
Ending balance, deferred tax assets	64,636	58,714
Beginning balance, deferred tax liabilities	7,148	7,111
Realization / reversal	(2,368)	(2,300)
Increase	4,285	2,337
Ending balance, deferred tax liabilities	9,065	7,148
Provision For Expected Loss [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	37,658	34,160
Realization / reversal	(6,430)	(9,142)
Increase	10,552	12,640
Ending balance, deferred tax assets	41,780	37,658
Related To Income Tax And Social Contribution Tax Carryforwards [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	2,325	2,496
Realization / reversal	(385)	(547)
Increase	529	376
Ending balance, deferred tax assets	2,469	2,325
Provision For Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	2,794	2,635
Realization / reversal	(2,794)	(2,635)
Increase	3,258	2,794
Ending balance, deferred tax assets	3,258	2,794
Provision For Devaluation Of Securities With Permanent Impairment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	1,006	812
Realization / reversal	(1,006)	(812)
Increase	1,738	1,006
Ending balance, deferred tax assets	1,738	1,006
Provision [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	5,869	5,734
Realization / reversal	(2,354)	(2,224)
Increase	2,762	2,359
Ending balance, deferred tax assets	6,277	5,869
Civil Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	1,227	1,230
Realization / reversal	(730)	(781)
Increase	742	778
Ending balance, deferred tax assets	1,239	1,227
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	2,867	3,010
Realization / reversal	(1,509)	(1,328)
Increase	1,816	1,185
Ending balance, deferred tax assets	3,174	2,867
Tax And Social Security [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	1,775	1,494
Realization / reversal	(115)	(115)
Increase	204	396
Ending balance, deferred tax assets	1,864	1,775
Legal Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	279	464
Realization / reversal	(15)	(207)
Increase	111	22
Ending balance, deferred tax assets	375	279
Adjustments Of Operations Carried Out On Futures Settlement Market [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets		171
Realization / reversal		(171)
Increase	787
Ending balance, deferred tax assets	787
Beginning balance, deferred tax liabilities	416	42
Realization / reversal	(416)	(42)
Increase		416
Ending balance, deferred tax liabilities		416
Adjustment To Fair Value Of Financial Assets At Fair Value Through Profit Or Loss [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	755	804
Realization / reversal	(755)	(804)
Increase	245	755
Ending balance, deferred tax assets	245	755
Beginning balance, deferred tax liabilities	1,450	1,554
Realization / reversal	(1,450)	(1,554)
Increase	3,538	1,450
Ending balance, deferred tax liabilities	3,538	1,450
Provision Related To Health Insurance Operations [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	395	400
Realization / reversal	(30)	(5)
Increase
Ending balance, deferred tax assets	365	395
Other Items Reflected In Income [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	7,633	8,130
Realization / reversal	(3,514)	(2,588)
Increase	3,223	2,091
Ending balance, deferred tax assets	7,342	7,633
Beginning balance, deferred tax liabilities	2,825	3,184
Realization / reversal	(455)	(574)
Increase	272	215
Ending balance, deferred tax liabilities	2,642	2,825
Reflected In Stockholder Equity [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	2,954	3,453
Realization / reversal	(244)	(1,196)
Increase	2,860	697
Ending balance, deferred tax assets	5,570	2,954
Beginning balance, deferred tax liabilities	1,389	859
Realization / reversal	(147)	(331)
Increase	1,643	861
Ending balance, deferred tax liabilities	2,885	1,389
Adjustment To Fair Value Of Financial Assets At Fair Value Through Other Comprehensive Income [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	2,022	2,546
Realization / reversal	(244)	(962)
Increase	2,490	438
Ending balance, deferred tax assets	4,268	2,022
Beginning balance, deferred tax liabilities	1,381	854
Realization / reversal	(143)	(331)
Increase	1,643	858
Ending balance, deferred tax liabilities	2,881	1,381
Other Items Reflected In Income Stockholder Equity [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax assets	824	565
Realization / reversal
Increase	86	259
Ending balance, deferred tax assets	910	824
Depreciation In Excess Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax liabilities	130	141
Realization / reversal	(23)	(11)
Increase
Ending balance, deferred tax liabilities	107	130
Adjustment Of Escrow Deposits And Provisions [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax liabilities	1,572	1,439
Realization / reversal	(9)	(92)
Increase	191	225
Ending balance, deferred tax liabilities	1,754	1,572
Post Employment Benefits [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax liabilities	15	17
Realization / reversal	(15)	(17)
Increase	260	15
Ending balance, deferred tax liabilities	260	15
Taxation Of Results Abroad Capital Gains [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax liabilities	740	734
Realization / reversal		(10)
Increase	24	16
Ending balance, deferred tax liabilities	764	740
Post Employment Benefits 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, deferred tax liabilities	8	5
Realization / reversal	(4)
Increase		3
Ending balance, deferred tax liabilities	R$ 4	R$ 8